Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Minimum Contractual Charter for 2020	$ 387,868
Minimum Contractual Charter for 2021	345,677
Minimum Contractual Charter for 2022	315,864
Minimum Contractual Charter for 2023	273,539
Minimum Contractual Charter for 2024	245,780
Minimum Contractual Charter for 2024 and thereafter	609,521
Total	$ 2,178,249